Quarterly Report
February 28, 2025
MFS®  Blended Research®
Mid Cap Equity Fund
BMS-Q3

Portfolio of Investments
2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 2.2%
Leidos Holdings, Inc.	129,378	$16,815,259
Standard Aero, Inc. (a)	54,069	1,526,368
Textron, Inc.	112,470	8,404,883
		$26,746,510
Airlines – 1.5%
SkyWest, Inc. (a)	75,544	$7,472,057
United Airlines Holdings, Inc. (a)	115,024	10,790,401
		$18,262,458
Apparel Manufacturers – 1.4%
PVH Corp.	93,825	$7,021,863
VF Corp.	381,679	9,515,257
		$16,537,120
Automotive – 1.6%
Aptiv PLC (a)	251,851	$16,400,537
Visteon Corp. (a)	32,066	2,780,764
		$19,181,301
Biotechnology – 2.1%
Biogen, Inc. (a)	44,579	$6,263,349
Exelixis, Inc. (a)	280,868	10,866,783
Illumina, Inc. (a)	94,771	8,409,979
		$25,540,111
Broadcasting – 2.6%
Omnicom Group, Inc.	164,742	$13,634,048
Spotify Technology S.A. (a)	28,097	17,083,257
		$30,717,305
Brokerage & Asset Managers – 1.3%
Raymond James Financial, Inc.	101,709	$15,731,331
Business Services – 4.6%
Constellium SE (a)	158,775	$1,806,859
Dropbox, Inc. (a)	279,874	7,271,127
GoDaddy, Inc. (a)	84,116	15,098,822
TriNet Group, Inc.	119,621	8,817,264
Verisk Analytics, Inc., “A”	68,096	20,218,383
WNS (Holdings) Ltd. (a)	26,150	1,487,151
		$54,699,606
Chemicals – 2.6%
Avient Corp.	324,990	$13,899,822
Eastman Chemical Co.	172,335	16,862,980
		$30,762,802
Computer Software – 6.3%
ACI Worldwide, Inc. (a)	70,555	$4,046,329
AppLovin Corp. (a)	44,285	14,425,396
BILL Holdings, Inc. (a)	17,873	986,590
Datadog, Inc., “A” (a)	123,390	14,381,104
Guidewire Software, Inc. (a)	78,184	15,740,003
Okta, Inc. (a)	107,869	9,761,066
Pegasystems, Inc.	27,230	2,137,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Tyler Technologies, Inc. (a)	9,265	$5,637,104
Zoom Communications, Inc. (a)	100,951	7,440,089
		$74,555,508
Computer Software - Systems – 1.1%
Box, Inc., “A” (a)	129,213	$4,225,265
Q2 Holdings, Inc. (a)	19,713	1,722,325
Zebra Technologies Corp., “A” (a)	22,961	7,233,863
		$13,181,453
Construction – 5.6%
AZEK Co., Inc. (a)	14,170	$663,864
Builders FirstSource, Inc. (a)	107,232	14,904,176
Essex Property Trust, Inc., REIT	26,632	8,297,732
GMS, Inc. (a)	66,192	5,269,545
Masco Corp.	219,032	16,466,826
Mohawk Industries, Inc. (a)	125,698	14,780,828
Stanley Black & Decker, Inc.	74,921	6,482,914
		$66,865,885
Consumer Products – 0.9%
Newell Brands, Inc.	1,656,274	$10,633,279
Consumer Services – 0.1%
Grand Canyon Education, Inc. (a)	4,628	$832,207
Containers – 0.2%
Owens Corning	8,705	$1,340,918
Sonoco Products Co.	15,214	727,534
		$2,068,452
Electrical Equipment – 1.6%
AMETEK, Inc.	37,113	$7,025,491
Amphenol Corp., “A”	175,065	11,659,329
		$18,684,820
Electronics – 1.5%
Advanced Energy Industries, Inc.	5,050	$581,609
Amkor Technology, Inc.	233,131	4,919,064
Cirrus Logic, Inc. (a)	39,153	4,080,134
Corning, Inc.	40,760	2,044,114
Formfactor, Inc. (a)	12,047	401,165
Monolithic Power Systems, Inc.	9,235	5,642,677
		$17,668,763
Energy - Independent – 3.1%
Antero Resources Corp. (a)	158,325	$5,810,527
Expand Energy Corp.	25,744	2,545,567
Phillips 66	121,898	15,808,952
Valero Energy Corp.	102,137	13,352,370
		$37,517,416
Energy - Integrated – 0.7%
National Gas Fuel Co.	108,444	$8,154,989
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	42,608	$5,458,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.2%
Coca-Cola Consolidated, Inc.	2,323	$3,291,970
General Mills, Inc.	307,131	18,618,281
Ingredion, Inc.	86,448	11,290,974
Primo Brands Corp.	132,554	4,465,744
		$37,666,969
Forest & Paper Products – 0.5%
Boise Cascade Corp.	3,909	$405,207
Sylvamo Corp.	60,219	4,281,571
UFP Industries, Inc.	14,134	1,512,338
		$6,199,116
Gaming & Lodging – 0.2%
Carnival Corp. (a)	92,967	$2,224,700
Insurance – 9.0%
Ameriprise Financial, Inc.	45,137	$24,252,110
Assurant, Inc.	4,289	891,640
AXIS Capital Holdings Ltd.	13,458	1,303,811
Brighthouse Financial, Inc. (a)	61,239	3,632,085
Corebridge Financial, Inc.	572,961	19,870,288
Equitable Holdings, Inc.	24,305	1,337,261
Everest Group Ltd.	41,970	14,824,643
Hanover Insurance Group, Inc.	5,576	950,875
Hartford Insurance Group, Inc.	166,007	19,635,308
Jackson Financial, Inc.	99,671	9,132,854
Kemper Corp.	18,392	1,242,931
Lincoln National Corp.	43,382	1,691,898
Principal Financial Group, Inc.	42,714	3,803,255
Reinsurance Group of America, Inc.	8,874	1,798,671
Voya Financial, Inc.	48,168	3,480,620
		$107,848,250
Interactive Media Services – 0.2%
Pinterest, Inc. (a)	63,061	$2,331,996
Internet – 0.3%
Gartner, Inc. (a)	6,702	$3,339,741
Leisure & Toys – 1.6%
Electronic Arts, Inc.	58,233	$7,519,045
Hasbro, Inc.	58,924	3,836,541
Roblox Corp., “A” (a)	127,984	8,144,902
		$19,500,488
Machinery & Tools – 4.5%
Albany International Corp.	13,441	$1,029,177
CNH Industrial N.V.	1,474,301	18,988,997
Flowserve Corp.	130,700	7,193,728
Mueller Industries, Inc.	81,209	6,511,338
Mueller Water Products, Inc.	26,685	687,406
Wabtec Corp.	102,660	19,029,057
		$53,439,703
Medical & Health Technology & Services – 6.0%
IDEXX Laboratories, Inc. (a)	6,121	$2,675,550
IQVIA Holdings, Inc. (a)	68,465	12,926,192
McKesson Corp.	30,517	19,538,814
Tenet Healthcare Corp. (a)	18,011	2,280,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	78,550	$13,765,888
Veeva Systems, Inc. (a)	88,561	19,850,063
		$71,036,519
Medical Equipment – 0.8%
Hologic, Inc. (a)	76,143	$4,826,705
Lantheus Holdings, Inc. (a)	37,263	3,496,015
STERIS PLC	5,914	1,296,703
		$9,619,423
Natural Gas - Distribution – 0.3%
UGI Corp.	91,826	$3,136,776
Natural Gas - Pipeline – 0.1%
Cheniere Energy, Inc.	3,111	$711,050
Network & Telecom – 0.3%
Motorola Solutions, Inc.	8,778	$3,864,251
Oil Services – 1.5%
NOV, Inc.	26,174	$390,516
TechnipFMC PLC	600,006	17,664,177
		$18,054,693
Other Banks & Diversified Financials – 8.0%
M&T Bank Corp.	86,546	$16,592,599
Northern Trust Corp.	164,954	18,181,230
Popular, Inc.	173,886	17,463,371
SLM Corp.	400,299	12,085,027
Synchrony Financial	276,139	16,756,115
Texas Capital Bancshares, Inc. (a)	186,070	14,729,301
		$95,807,643
Pharmaceuticals – 1.5%
Incyte Corp. (a)	110,969	$8,156,221
Organon & Co.	661,491	9,862,831
		$18,019,052
Printing & Publishing – 0.9%
Lamar Advertising Co., REIT	87,297	$10,844,906
Real Estate – 4.5%
Broadstone Net Lease, Inc., REIT	167,678	$2,825,374
CareTrust REIT, Inc.	222,363	5,752,531
CBRE Group, Inc., “A” (a)	53,237	7,556,460
Essential Properties Realty Trust, REIT	283,158	9,264,930
Jones Lang LaSalle, Inc. (a)	59,154	16,083,381
W.P. Carey, Inc., REIT	193,362	12,415,774
		$53,898,450
Real Estate - Office – 2.1%
Cousins Properties, Inc., REIT	271,182	$8,224,950
Douglas Emmett, Inc., REIT	95,084	1,644,953
Highwoods Properties, Inc., REIT	510,686	14,876,283
		$24,746,186

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.9%
Aramark	413,098	$15,305,281
Brinker International, Inc. (a)	13,832	2,279,929
Performance Food Group Co. (a)	28,137	2,395,584
Texas Roadhouse, Inc.	49,002	9,020,778
U.S. Foods Holding Corp. (a)	24,241	1,737,595
Wingstop, Inc.	17,359	4,075,546
		$34,814,713
Specialty Chemicals – 1.4%
RPM International, Inc.	131,686	$16,314,578
Tronox Holdings PLC	42,289	328,163
		$16,642,741
Specialty Stores – 2.6%
Abercrombie & Fitch Co., “A” (a)	27,175	$2,798,753
Bath & Body Works, Inc.	97,465	3,531,157
Gap, Inc.	220,963	4,995,973
O'Reilly Automotive, Inc. (a)	13,196	18,126,554
Ross Stores, Inc.	8,607	1,207,734
		$30,660,171
Utilities - Electric Power – 5.2%
DTE Energy Co.	5,285	$706,604
Edison International	163,818	8,918,252
NRG Energy, Inc.	154,219	16,302,490
PPL Corp.	517,175	18,209,732
Vistra Corp.	130,554	17,449,848
		$61,586,926
Total Common Stocks		$1,179,794,290
Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.38% (v)	18,049,136	$18,050,941

Other Assets, Less Liabilities – (0.6)%		(7,182,322)
Net Assets – 100.0%		$1,190,662,909
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,050,941 and $1,179,794,290, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,179,794,290	$—	$—	$1,179,794,290
Investment Companies	18,050,941	—	—	18,050,941
Total	$1,197,845,231	$—	$—	$1,197,845,231
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,781,307	$198,513,152	$189,243,924	$726	$(320)	$18,050,941
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$331,392	$—